Public and Private Placement Warrants (Details)	12 Months Ended
	Jan. 31, 2022 d $ / shares shares	Dec. 07, 2021 $ / shares shares	Jul. 07, 2021 $ / shares	Mar. 09, 2021 $ / shares	Jun. 21, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares	1,065,594
Warrant exercise price (in dollars per share)	$ 9.3844
Common Class A
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares					1,049,801
Warrant exercise price (in dollars per share)					$ 0.00001
Sale of stock, price per share (in dollars per share)			$ 10.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares	6,899,982
Public Warrants | Redemption Scenario, One
Class of Warrant or Right [Line Items]
Warrant redemption price (in dollars per share)	$ 0.01
Redemption, threshold of days prior to notice | d	30
Redemption, threshold of trading days | d	20
Consecutive trading days | d	30
Public Warrants | Redemption Scenario, Two
Class of Warrant or Right [Line Items]
Warrant redemption price (in dollars per share)	$ 0.10
Redemption, threshold of days prior to notice | d	30
Redemption, threshold of trading days | d	20
Consecutive trading days | d	30
Redemption, threshold of trading days after notice | d	10
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares) | shares	1
Warrant exercise price (in dollars per share)				$ 11.50
Public Warrants | Common Class A | Redemption Scenario, One
Class of Warrant or Right [Line Items]
Threshold common stock price trigger (in dollars per share)	$ 18.00
Public Warrants | Common Class A | Redemption Scenario, Two
Class of Warrant or Right [Line Items]
Threshold common stock price trigger (in dollars per share)	$ 10.00
Maximum warrant conversion feature	0.361
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares	5,933,333	2,966,667
Private Placement Warrants | dMY IV, LLC
Class of Warrant or Right [Line Items]
Warrant outstanding (in shares) | shares		5,933,333
Warrant exercise price (in dollars per share)		$ 11.50
Sale of stock, price per share (in dollars per share)		$ 1.50
Private Placement Warrants | Common Class A | dMY IV, LLC
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares) | shares		1